PGIM Target Date Income Fund
Schedule of Investments (unaudited) as of October 31, 2024
Description	Shares	Value
Long-Term Investments 89.8%
Affiliated Mutual Funds
Domestic Equity — 18.1%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	12,897	$195,903
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	58,513	2,603,837
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	17,551	196,570
		2,996,310
Fixed Income — 61.2%
PGIM Core Conservative Bond Fund (Class R6)	308,678	2,654,629
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	145,095	988,096
PGIM TIPS Fund (Class R6)	454,289	3,811,486
PGIM Total Return Bond Fund (Class R6)	221,414	2,652,541
		10,106,752
International Equity — 10.5%
PGIM Global Real Estate Fund (Class R6)	47,731	979,436
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	52,975	757,016
		1,736,452

Total Long-Term Investments (cost $14,427,816)		14,839,514

Short-Term Investment 10.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,712,436)	1,712,436	1,712,436

TOTAL INVESTMENTS 100.2% (cost $16,140,252)(wa)		16,551,950
Liabilities in excess of other assets (0.2)%		(39,641)

Net Assets 100.0%		$16,512,309

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
1
PGIM Target Date Income Fund